Equity - Schedule of Equity and Income Taxes Attributable to the Equity Holders (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	$ 30,400	$ 15,382	$ 19,468
Effects for the period	21,637	13,522	(4,086)
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings	(175)
Other comprehensive income (loss) before income taxes, ending balance	51,862	30,400	15,382
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	(14,241)	(20,117)	(3,916)
Effects for the period	9,496	6,375	(16,201)
Income taxes related to components of other comprehensive income (loss), ending balance	(4,745)	(14,241)	(20,117)
Net balances	47,292	16,159	(4,735)
Net balance	47,117
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance		1,496
Other comprehensive income (loss) before income taxes, ending balance			1,496
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance		(499)
Income taxes related to components of other comprehensive income (loss), ending balance			(499)
Revised For IFRS 9 [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance		16,878
Other comprehensive income (loss) before income taxes, ending balance			16,878
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance		(20,616)
Income taxes related to components of other comprehensive income (loss), ending balance			(20,616)
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	16,459	16,592
Effects for the period		(614)
Other comprehensive income (loss) before income taxes, ending balance		16,459	16,592
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	(6,904)	(4,937)
Effects for the period		(1,468)
Income taxes related to components of other comprehensive income (loss), ending balance		(6,904)	(4,937)
Net balances		9,555
Investments in equity instruments designated at fair value through other comprehensive income [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance		481
Other comprehensive income (loss) before income taxes, ending balance			481
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance		(499)
Income taxes related to components of other comprehensive income (loss), ending balance			(499)
Investments in equity instruments designated at fair value through other comprehensive income [member] | Revised For IFRS 9 [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance		17,073
Other comprehensive income (loss) before income taxes, ending balance			17,073
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance		(5,436)
Income taxes related to components of other comprehensive income (loss), ending balance			(5,436)
Reserve of cash flow hedges [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	5,559	(5,730)	(5,603)
Effects for the period	(6,381)	11,289	(127)
Other comprehensive income (loss) before income taxes, ending balance	(822)	5,559	(5,730)
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	(280)	1,389	1,345
Effects for the period	(185)	(1,669)	44
Income taxes related to components of other comprehensive income (loss), ending balance	(465)	(280)	1,389
Net balances		5,279	(4,341)
Net balance	(1,287)
Reserve of cash flow hedges [member] | Revised For IFRS 9 [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance		(5,730)
Other comprehensive income (loss) before income taxes, ending balance			(5,730)
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance		1,389
Income taxes related to components of other comprehensive income (loss), ending balance			1,389
Hedges of net investment in foreign operations [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	29,403	64,741	14,917
Effects for the period	(46,786)	(35,338)	49,824
Other comprehensive income (loss) before income taxes, ending balance	(17,383)	29,403	64,741
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	(7,746)	(17,287)	(3,219)
Effects for the period	14,373	9,541	(14,068)
Income taxes related to components of other comprehensive income (loss), ending balance	6,627	(7,746)	(17,287)
Net balances		21,657	47,454
Net balance	(10,756)
Hedges of net investment in foreign operations [member] | Revised For IFRS 9 [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance		64,741
Other comprehensive income (loss) before income taxes, ending balance			64,741
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance		(17,287)
Income taxes related to components of other comprehensive income (loss), ending balance			(17,287)
Reserve of exchange differences on translation [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	(19,119)	(57,485)	2,380
Effects for the period	56,487	38,366	(59,865)
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings	(40)
Other comprehensive income (loss) before income taxes, ending balance	37,328	(19,119)	(57,485)
Income taxes related to components of other comprehensive income (loss)
Net balances		(19,119)	(57,485)
Net balance	37,328
Reserve of exchange differences on translation [member] | Revised For IFRS 9 [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance		(57,485)
Other comprehensive income (loss) before income taxes, ending balance			(57,485)
Reserve of remeasurements of defined benefit plans [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	(3,236)	(2,736)	(2,598)
Effects for the period	(3,248)	(500)	(138)
Other comprehensive income (loss) before income taxes, ending balance	(6,484)	(3,236)	(2,736)
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	689	718	722
Effects for the period	1,109	(29)	(4)
Income taxes related to components of other comprehensive income (loss), ending balance	1,798	689	718
Net balances		(2,547)	(2,018)
Net balance	(4,686)
Reserve of remeasurements of defined benefit plans [member] | Revised For IFRS 9 [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance		(2,736)
Other comprehensive income (loss) before income taxes, ending balance			(2,736)
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance		718
Income taxes related to components of other comprehensive income (loss), ending balance			718
Reserve of gains and losses on financial assets and liabilities measured at fair value through other comprehensive income [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	1,334
Effects for the period	540	319
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings	(135)
Other comprehensive income (loss) before income taxes, ending balance	1,739	1,334
Income taxes related to components of other comprehensive income (loss)
Net balances		1,334
Net balance	1,739
Reserve of gains and losses on financial assets and liabilities measured at fair value through other comprehensive income [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance		1,015
Other comprehensive income (loss) before income taxes, ending balance			1,015
Reserve of gains and losses on financial assets and liabilities measured at fair value through other comprehensive income [member] | Revised For IFRS 9 [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance		1,015
Other comprehensive income (loss) before income taxes, ending balance			1,015
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	16,459	16,592	10,372
Effects for the period	21,025		6,220
Other comprehensive income (loss) before income taxes, ending balance	37,484	16,459	16,592
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	(6,904)	(4,937)	(2,764)
Effects for the period	(5,801)		(2,173)
Income taxes related to components of other comprehensive income (loss), ending balance	(12,705)	$ (6,904)	(4,937)
Net balances			$ 11,655
Net balance	$ 24,779